Loans and Allowance for Loan Losses	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Loans and Allowance for Loan Losses

Note 5   Loans and Allowance for Loan Losses

A significant portion of the Company's loan portfolio consists of loans acquired in the Acquisition. These loans are covered under BankUnited's Loss Sharing Agreements (the "covered loans").  Non-covered loans are those originated or purchased since the Acquisition. Covered loans are further segregated between those acquired with evidence of deterioration in credit quality since origination ("Acquired Credit Impaired" or "ACI" loans) and those acquired without evidence of deterioration in credit quality since origination ("non-ACI" loans).

At June 30, 2011 and December 31, 2010, loans consisted of the following (dollars in thousands):

	June 30, 2011
	Covered Loans				Percent of
	ACI	Non-ACI	Non-Covered	Total	Total
Residential:
1-4 single family residential	$2,050,099	$135,970	$264,365	$2,450,434	63.4%
Home equity loans and lines of credit	86,885	194,683	2,318	283,886	7.3%
Total	2,136,984	330,653	266,683	2,734,320	70.7%
Commercial:
Multi-family	64,964	4,627	51,949	121,540	3.1%
Commercial real estate	277,295	33,622	159,736	470,653	12.2%
Construction	5,159	—	12,076	17,235	0.4%
Land	37,435	167	4,174	41,776	1.1%
Commercial and industrial	32,331	29,286	354,728	416,345	10.8%
Lease financing	—	—	56,136	56,136	1.5%
Total	417,184	67,702	638,799	1,123,685	29.1%
Consumer:	3,663	—	3,863	7,526	0.2%
Total loans	2,557,831	398,355	909,345	3,865,531	100.0%
Unearned discount and deferred fees and costs, net	—	(32,549)	(14,717)	(47,266)
Loans net of discount and deferred fees and costs	2,557,831	365,806	894,628	3,818,265
Allowance for loan losses	(29,976)	(16,123)	(10,540)	(56,639)

Loans, net	$2,527,855	$349,683	$884,088	$3,761,626

	December 31, 2010
	Covered Loans				Percent of
	ACI	Non-ACI	Non-Covered	Total	Total
Residential:
1-4 single family residential	$2,421,016	$151,945	$113,439	$2,686,400	67.5%
Home equity loans and lines of credit	98,599	206,797	2,255	307,651	7.7%
Total	2,519,615	358,742	115,694	2,994,051	75.2%
Commercial:
Multi-family	73,015	5,548	34,271	112,834	2.8%
Commercial real estate	299,068	33,938	118,857	451,863	11.4%
Construction	8,267	—	8,582	16,849	0.4%
Land	48,251	170	1,873	50,294	1.3%
Commercial and industrial	49,731	30,139	256,420	336,290	8.4%
Lease financing	—	—	10,166	10,166	0.3%
Total	478,332	69,795	430,169	978,296	24.6%
Consumer:	4,403	—	3,056	7,459	0.2%
Total loans	3,002,350	428,537	548,919	3,979,806	100.0%
Unearned discount and deferred fees and costs, net	—	(34,840)	(10,749)	(45,589)
Loans net of discount and deferred fees and costs	3,002,350	393,697	538,170	3,934,217
Allowance for loan losses	(39,925)	(12,284)	(6,151)	(58,360)

Loans, net	$2,962,425	$381,413	$532,019	$3,875,857

At June 30, 2011 and December 31, 2010, the unpaid principal balance ("UPB") of ACI loans was $6.3 billion and $7.2 billion, respectively.

During the six months ended June 30, 2011 and 2010, the Company purchased one-to-four single family residential loans with UPB totaling $157.6 million and $23.7 million, respectively.

At June 30, 2011, the Company had pledged real estate loans with UPB of approximately $4.9 billion and carrying amounts of approximately $2.3 billion as security for Federal Home Loan Bank advances.

The following tables present information about the ending balance of the allowance for loan losses and related loans as of June 30, 2011 and summarize the activity in the allowance for loan losses for the three and six months ended June 30, 2011 (in thousands):

	As of and For the Three Months Ended June 30, 2011
	1-4 single family residential	Home equity loans and lines of credit	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases	Consumer	Total
Allowance for loan losses:

Beginning balance	$734	$19,769	$5,813	$11,305	$2,676	$4,593	$16,538	$129	$61,557
Provision for loan losses:
ACI loans	—	(6,961)	(1,366)	5,650	(1,359)	(1,525)	(1,002)	—	(6,563)
Non-ACI loans	85	(113)	(74)	495	—	—	(273)	—	120
Non-covered loans	128	—	54	790	92	155	2,421	(89)	3,551
Total provision	213	(7,074)	(1,386)	6,935	(1,267)	(1,370)	1,146	(89)	(2,892)
Charge-offs:
ACI loans	—	—	(111)	(1,101)	—	(123)	(47)	—	(1,382)
Non-ACI loans	—	(479)	—	(475)	—	—	(359)	—	(1,313)
Non-covered loans	—	—	—	—	—	—	(565)	—	(565)
Total charge-offs	—	(479)	(111)	(1,576)	—	(123)	(971)	—	(3,260)
Recoveries:
ACI loans	—	—	565	16	319	306	6	—	1,212
Non-ACI loans	—	14	—	—	—	—	—	—	14
Non-covered loans	—	—	—	—	—	—	8	—	8
Total recoveries	—	14	565	16	319	306	14	—	1,234
Ending balance	$947	$12,230	$4,881	$16,680	$1,728	$3,406	$16,727	$40	$56,639

	As of and For the Six Months Ended June 30, 2011
	1-4 single family residential	Home equity loans and lines of credit	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases	Consumer	Total
Allowance for loan losses:

Beginning balance	$929	$27,720	$7,106	$7,402	$1,136	$4,002	$10,010	$55	$58,360
Provision for loan losses:
ACI loans	—	(14,799)	(2,898)	10,142	503	4,653	(320)	—	(2,719)
Non-ACI loans	314	470	(49)	512	(1)	—	5,047	—	6,293
Non-covered loans	163	—	268	832	124	162	3,456	(15)	4,990
Total provision	477	(14,329)	(2,679)	11,486	626	4,815	8,183	(15)	8,564
Charge-offs:
ACI loans	—	—	(111)	(1,749)	(353)	(5,717)	(512)	—	(8,442)
Non-ACI loans	(459)	(1,175)	—	(475)	—	—	(359)	—	(2,468)
Non-covered loans	—	—	—	—	—	—	(615)	—	(615)
Total charge-offs	(459)	(1,175)	(111)	(2,224)	(353)	(5,717)	(1,486)	—	(11,525)
Recoveries:
ACI loans	—	—	565	16	319	306	6	—	1,212
Non-ACI loans	—	14	—	—	—	—	—	—	14
Non-covered loans	—	—	—	—	—	—	14	—	14
Total recoveries	—	14	565	16	319	306	20	—	1,240
Ending balance	$947	$12,230	$4,881	$16,680	$1,728	$3,406	$16,727	$40	$56,639

Ending balance: non-ACI and non-covered loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$5,154	$—	$5,154

Ending balance: non-ACI and non-covered loans collectively evaluated for impairment	$947	$8,541	$1,624	$2,476	$242	$290	$7,349	$40	$21,509

Ending balance: ACI	$—	$3,689	$3,257	$14,204	$1,486	$3,116	$4,224	$—	$29,976

Ending balance: Non-ACI	$616	$8,538	$584	$455	$—	$26	$5,904	$—	$16,123

Ending balance: Non-covered	$331	$3	$1,040	$2,021	$242	$264	$6,599	$40	$10,540

Loans:

Ending balance	$2,450,434	$283,886	$121,540	$470,653	$17,235	$41,776	$472,481	$7,526	$3,865,531

Ending balance: non-ACI and non-covered loans individually evaluated for impairment (1)	$—	$—	$—	$—	$—	$332	$11,470	$—	$11,802

Ending balance: non-ACI and non-covered loans collectively evaluated for impairment (1)	$400,335	$197,001	$56,576	$193,358	$12,076	$4,009	$428,680	$3,863	$1,295,898

Ending balance: ACI loans	$2,050,099	$86,885	$64,964	$277,295	$5,159	$37,435	$32,331	$3,663	$2,557,831

(1)                   Ending balance of loans is before unearned discount and deferred fees and costs.

The following table presents information about the balance of the allowance for loan losses and related loans as of December 31, 2010 (in thousands):

	As of December 31, 2010
	1-4 single family residential	Home equity loans and lines of credit	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases	Consumer	Total
Allowance for loan losses:

Ending balance	$929	$27,720	$7,106	$7,402	$1,136	$4,002	$10,010	$55	$58,360

Ending balance: non-ACI and non-covered loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: non-ACI and non-covered loans collectively evaluated for impairment	$929	$9,232	$1,405	$1,607	$119	$128	$4,960	$55	$18,435

Ending balance: ACI	$—	$18,488	$5,701	$5,795	$1,017	$3,874	$5,050	$—	$39,925

Ending balance: Non-ACI	$761	$9,229	$633	$418	$1	$26	$1,216	$—	$12,284

Ending balance: Non-covered	$168	$3	$772	$1,189	$118	$102	$3,744	$55	$6,151

Loans:

Ending balance	$2,686,400	$307,651	$112,834	$451,863	$16,849	$50,294	$346,456	$7,459	$3,979,806

Ending balance: non-ACI and non-covered loans individually evaluated for impairment (1)	$—	$—	$—	$—	$—	$—	$2,989	$—	$2,989

Ending balance: non-ACI and non-covered loans collectively evaluated for impairment (1)	$265,384	$209,052	$39,819	$152,795	$8,582	$2,043	$293,736	$3,056	$974,467

Ending balance: ACI loans	$2,421,016	$98,599	$73,015	$299,068	$8,267	$48,251	$49,731	$4,403	$3,002,350

(1)                   Ending balance of loans is before unearned discount and deferred fees and costs.

The following tables summarize the activity in the allowance for loan losses for the three and six months ended June 30, 2010 (in thousands):

	As of and For the Three Months Ended June 30, 2010
	1-4 single family residential	Home equity loans and lines of credit	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases	Consumer	Total
Allowance for loan losses:

Beginning balance	$21,231	$1,106	$132	$774	$75	$—	$2,752	$51	$26,121
Provision for loan losses:
ACI loans	(20,021)	9,421	741	8,357	—	6,454	3,053	—	8,005
Non-ACI loans	(708)	9,273	223	(133)	(74)	35	117	—	8,733
Non-covered loans	1	1	47	323	—	36	722	40	1,170
Total provision	(20,728)	18,695	1,011	8,547	(74)	6,525	3,892	40	17,908
Charge-offs:
ACI loans	—	—	(27)	(255)	—	(2,055)	(143)	—	(2,480)
Non-ACI loans	—	—	—	—	—	—	(29)	—	(29)
Non-covered loans	—	—	—	—	—	—	—	—	—
Total charge-offs	—	—	(27)	(255)	—	(2,055)	(172)	—	(2,509)

Recoveries	—	—	—	—	—	—	—	—	—
Ending balance	$503	$19,801	$1,116	$9,066	$1	$4,470	$6,472	$91	$41,520

	As of and For the Six Months Ended June 30, 2010
	1-4 single family residential	Home equity loans and lines of credit	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases	Consumer	Total
Allowance for loan losses:

Beginning balance	$20,205	$15	$71	$768	$5	$2	$1,509	$46	$22,621
Provision for loan losses:
ACI loans	(20,021)	9,421	741	8,548	3,241	6,985	3,773	—	12,688
Non-ACI loans	281	10,365	226	(41)	(4)	33	874	—	11,734
Non-covered loans	38	—	105	237	—	36	1,208	45	1,669
Total provision	(19,702)	19,786	1,072	8,744	3,237	7,054	5,855	45	26,091
Charge-offs:
ACI loans	—	—	(27)	(446)	(3,241)	(2,586)	(863)	—	(7,163)
Non-ACI loans	—	—	—	—	—	—	(29)	—	(29)
Non-covered loans	—	—	—	—	—	—	—	—	—
Total charge-offs	—	—	(27)	(446)	(3,241)	(2,586)	(892)	—	(7,192)
Recoveries	—	—	—	—	—	—	—	—	—
Ending balance	$503	$19,801	$1,116	$9,066	$1	$4,470	$6,472	$91	$41,520

Increases (decreases) in the FDIC indemnification asset of $(5.8) million and $0.8 million were reflected in non-interest income for the three and six months ended June 30, 2011, and $12.4 million and $19.0 million for the three and six months ended June 30, 2010, respectively, related to the provision for loan losses on covered loans, including both ACI and non-ACI loans.

Non-ACI and non-covered loans:

The tables below present information about non-ACI and non-covered impaired loans as of June 30, 2011 and December 31, 2010.  Commercial and commercial real estate relationships on non-accrual status or with internal risk ratings of substandard or doubtful and with committed balances greater than or equal to $500,000 are individually evaluated for impairment and if determined to be impaired are reflected as impaired loans in the tables below. Also included in total impaired loans are loans that have been placed on non-accrual status, generally because they are 90 days or more delinquent, and loans that are 90 days or more delinquent and still accruing, for which impairment is measured collectively. These include 1-4 single family residential, home equity, smaller balance commercial and commercial real estate, and consumer loans (in thousands):

Non-ACI

	June 30, 2011
	Recorded Investment in Impaired Loans or Pools	Unpaid Principal Balance	Related Specific Allowance	Non-Accrual Loans
With no specific allowance recorded:
1-4 single family residential	$9,547	$11,914	$—	$9,405
Home equity loans and lines of credit	9,587	9,791	—	9,587
Commercial real estate	516	516	—	516
Multi-family	32	32	—	32
Commercial loans and leases	1,310	1,323	—	1,310
With a specific allowance recorded:
Commercial loans and leases	9,263	9,263	5,154	9,263
Total:
Residential	$19,134	$21,705	$—	$18,992
Commercial	11,121	11,134	5,154	11,121
	$30,255	$32,839	$5,154	$30,113

	December 31, 2010
	Recorded Investment in Impaired Loans or Pools	Unpaid Principal Balance	Related Specific Allowance	Non-Accrual Loans
With no specific allowance recorded:
1-4 single family residential	$9,585	$11,812	$—	$9,585
Home equity loans and lines of credit	10,817	11,056	—	10,817
Commercial real estate	75	75	—	75
Multi-family	200	200	—	200
Commercial loans and leases	1,886	2,061	—	1,886
With a specific allowance recorded:
Total:
Residential	$20,402	$22,868	$—	$20,402
Commercial	2,161	2,336	—	2,161
	$22,563	$25,204	$—	$22,563

Non-Covered

	June 30, 2011
	Recorded Investment in Impaired Loans	Unpaid Principal Balance	Related Specific Allowance	Non-Accrual Loans
With no specific allowance recorded:
Construction	$3	$3	$—	$3
Land	332	332	—	332
Commercial loans and leases	3,255	3,255	—	3,255
With a specific allowance recorded	—	—	—	—
	$3,590	$3,590	$—	$3,590

	December 31, 2010
	Recorded Investment in Impaired Loans	Unpaid Principal Balance	Related Specific Allowance	Non-Accrual Loans
With no specific allowance recorded:
Commercial loans and leases	$3,211	$3,220	$—	$3,211
With a specific allowance recorded	—	—	—	—
	$3,211	$3,220	$—	$3,211

At June 30, 2011, non-ACI loans contractually delinquent by 90 days or more and still accruing totaled $142,000.  There were no non-covered loans contractually delinquent by 90 days or more and still accruing at June 30, 2011.  There were no non-ACI or non-covered loans contractually delinquent by 90 days or more and still accruing at December 31, 2010.

The following table presents the average recorded investment in non-ACI and non-covered impaired loans for the three and six months ended June 30, 2011 (in thousands):

	For the Three Months Ended June 30, 2011		For the Six Months Ended June 30, 2011
	Non-ACI	Non-Covered	Non-ACI	Non-Covered
	Average Recorded Investment (1)	Average Recorded Investment (1)	Average Recorded Investment (1)	Average Recorded Investment (1)
Residential:
1-4 single family residential	$9,133	$—	$9,566	$—
Home equity loans and lines of credit	10,325	—	10,202	—
Total	19,458	—	19,768	—
Commercial:
Multi-family	271	—	116	—
Commercial real estate	519	—	296	—
Construction	—	2	—	2
Land	—	332	—	166
Commercial loans and leases	10,644	3,275	6,230	3,233
Total	11,434	3,609	6,642	3,401
Consumer	—	—	—	—
	$30,892	$3,609	$26,410	$3,401

(1)         Interest income recognized on impaired loans after impairment was insignificant for the three and six months ended June 30, 2011.

The following tables summarize the Company's non-ACI and non-covered loan portfolios by key indicators of credit quality as of June 30, 2011 and December 31, 2010. Amounts are net of unearned discounts and deferred fees and costs (in thousands):

Residential credit exposure, based on delinquency status:

	June 30, 2011		December 31, 2010
	1-4 single family residential	Home equity loans and lines of credit	1-4 single family residential	Home equity loans and lines of credit
Non-covered loans:
Current	$262,193	$2,318	$113,439	$2,255
Past due less than 90 days	2,172	—	—	—
Non-ACI loans:
Current	98,208	177,041	108,224	188,059
Past due less than 90 days	1,602	4,000	4,894	4,756
Past due 90 days or more	9,150	9,587	10,174	9,496
	$373,325	$192,946	$236,731	$204,566

Consumer credit exposure, based on delinquency status:

	June 30,	December 31,
	2011	2010
Non-covered loans:
Current	$3,836	$3,053
Past due less than 90 days	27	3
	$3,863	$3,056

Commercial credit exposure, based on internal risk rating:

	June 30, 2011
	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases
Non-covered loans:
Pass	$50,400	$154,880	$12,073	$3,842	$398,992
Special mention	625	3,736	—	—	1,512
Substandard	924	1,120	3	332	10,360
Doubtful	—	—	—	—	—
Non-ACI loans:
Pass	616	32,751	—	—	12,221
Special mention	21	286	—	—	3,674
Substandard	3,963	516	—	167	2,766
Doubtful	—	—	—	—	9,263
	$56,549	$193,289	$12,076	$4,341	$438,788

	December 31, 2010
	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases
Non-covered loans:
Pass	$32,730	$118,449	$8,582	$1,537	$244,478
Special mention	—	408	—	336	8,288
Substandard	1,541	—	—	—	4,336
Doubtful	—	—	—	—	6
Non-ACI loans:
Pass	789	33,306	—	—	12,590
Special mention	559	—	—	—	12,139
Substandard	4,166	563	—	170	3,812
Doubtful	—	—	—	—	—
	$39,785	$152,726	$8,582	$2,043	$285,649

Management considers delinquency status to be the most meaningful indicator of the credit quality of one-to-four single family residential, home equity and consumer loans.  Delinquency statistics are updated at least monthly. Internal risk ratings are considered the most meaningful indicator of credit quality for commercial and commercial real estate loans. Internal risk ratings are a key factor in identifying loans that are individually evaluated for impairment and impact management's estimates of loss factors used in determining the amount of the allowance for loan losses.  Internal risk ratings are updated on a continuous basis. Relationships with balances in excess of $250 thousand are re-evaluated at least annually and more frequently if circumstances indicate that a change in risk rating may be warranted. Loans exhibiting potential credit weaknesses that deserve management's close attention and that if left uncorrected may result in deterioration of the repayment capacity of the borrower are categorized as special mention. Loans with well defined credit weaknesses including payment defaults, declining collateral values, frequent overdrafts, operating losses, increasing balance sheet leverage, inadequate cash flow, project cost overruns, unreasonable construction delays, past due real estate taxes or exhausted interest reserves are assigned an internal risk rating of substandard. A loan with a weakness so severe that collection in full is highly questionable or improbable will be assigned an internal risk rating of doubtful.

The following table presents an aging of past due loans in the non-ACI and non-covered portfolios as of June 30, 2011 and December 31, 2010 (in thousands):

	June 30, 2011				December 31, 2010
	30 - 59 days past due	60 - 89 days past due	More than 90 days past due or in foreclosure	Total past due loans	30 - 59 days past due	60 - 89 days past due	More than 90 days past due or in foreclosure	Total past due loans
Non-covered loans:
1-4 single family residential	$2,172	$—	$—	$2,172	$—	$—	$—	$—
Commercial real estate	632	—	—	632	—	—	—	—
Construction	—	—	3	3	—	—	—	—
Land	—	332	—	332	—	—	—	—
Commercial loans and leases	329	91	1,003	1,423	605	—	95	700
Consumer	16	11	—	27	—	3	—	3
	3,149	434	1,006	4,589	605	3	95	703
Non-ACI loans:
1-4 single family residential	1,205	397	9,150	10,752	4,587	307	10,174	15,068
Home equity loans and lines of credit	3,116	884	9,587	13,587	2,677	2,079	9,496	14,252
Multi-family	—	—	198	198	—	—	200	200
Commercial real estate	—	—	446	446	—	—	75	75
Commercial loans and leases	9,181	199	653	10,033	538	1,004	578	2,120
	13,502	1,480	20,034	35,016	7,802	3,390	20,523	31,715
	$16,651	$1,914	$21,040	$39,605	$8,407	$3,393	$20,618	$32,418

ACI Loans:

The accretable yield on ACI loans represents the amount by which undiscounted expected future cash flows exceeds carrying value. Changes in the accretable yield on ACI loans for the six months ended June 30, 2011 and the year ended December 31, 2010 were as follows (in thousands):

Balance, December 31, 2009	$1,734,233
Reclassifications from non-accretable difference	487,718
Accretion	(387,977)
Balance, December 31, 2010	1,833,974
Reclassifications from non-accretable difference	64,058
Accretion	(209,981)
Balance, June 30, 2011	$1,688,051

ACI loans or loan pools are considered to be impaired when there has been further deterioration in the cash flows expected at acquisition plus any additional cash flows expected to be collected arising from changes in estimates after acquisition, other than due to decreases in interest rate indices and changes in prepayment assumptions.  Discount continues to be accreted on ACI loans or pools as long as there are expected future cash flows in excess of the current carrying amount; therefore, these loans are not classified as non-accrual even though they may be contractually delinquent. ACI 1-4 single family residential and home equity loans accounted for in pools are evaluated for impairment on a pool basis and the amount of any impairment is measured based on the expected aggregate cash flows of the pools. ACI commercial and commercial real estate loans are evaluated individually for impairment.

The tables below set forth at June 30, 2011 and December 31, 2010, the carrying amount of ACI loans or pools for which the Company has determined it is probable that it will be unable to collect all the cash flows expected at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition, if any, as well as ACI loans not accounted for in pools that have been modified in a troubled debt restructuring, and the related allowance amounts (in thousands):

ACI

	June 30, 2011
	Recorded Investment in Impaired Loans or Pools	Unpaid Principal Balance	Related Allowance
With no specific allowance recorded:
Commercial real estate	$809	$1,200	$—
Commercial loans and leases	—	—	—
With a specific allowance recorded:
1-4 single family residential	—	—	—
Home equity loans and lines of credit	72,986	154,138	3,689
Multi-family	24,880	36,489	3,257
Commercial real estate	62,330	83,901	14,204
Construction	4,035	13,022	1,486
Land	18,107	23,256	3,116
Commercial loans and leases	20,791	23,361	4,224
Total:
Residential	$72,986	$154,138	$3,689
Commercial	130,952	181,229	26,287
	$203,938	$335,367	$29,976

	December 31, 2010
	Recorded Investment in Impaired Loans or Pools	Unpaid Principal Balance	Related Allowance
With no specific allowance recorded:
Construction	$35	$230	$—
Land	346	400	—
Commercial loans and leases	846	1,582	—
With a specific allowance recorded:
1-4 single family residential	—	—	—
Home equity loans and lines of credit	80,091	165,563	18,488
Multi-family	51,932	77,536	5,701
Commercial real estate	57,116	77,798	5,795
Construction	4,204	3,833	1,017
Land	35,554	46,536	3,874
Commercial loans and leases	32,006	33,460	5,050
Total:
Residential	$80,091	$165,563	$18,488
Commercial	182,039	241,375	21,437
	$262,130	$406,938	$39,925

Included in the tables above are ACI commercial and commercial real estate credit relationships that were the subject of troubled debt restructurings. Troubled debt restructurings included five relationships with an aggregate carrying amount of $4.1 million at June 30, 2011 and three relationships with an aggregate carrying amount of $2.4 million at December 31, 2010.

The following tables summarize the Company's ACI loan portfolio by key indicators of credit quality as of June 30, 2011 and December 31, 2010 (in thousands):

	June 30, 2011		December 31, 2010
	1-4 single family residential	Home equity loans and lines of credit	1-4 single family residential	Home equity loans and lines of credit
ACI loans:
Current	$1,473,709	$67,924	$1,647,238	$76,842
Past due less than 90 days	103,266	2,903	127,155	4,919
Past due 90 days or more	473,124	16,058	646,623	16,838
	$2,050,099	$86,885	$2,421,016	$98,599

Consumer credit exposure, based on delinquency status:

	June 30,	December 31,
	2011	2010
ACI loans:
Current	$3,423	$4,320
Past due less than 90 days	9	44
Past due 90 days or more	231	39
	$3,663	$4,403

Commercial credit exposure, based on internal risk rating:

	June 30, 2011
	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases
ACI loans:
Pass	$21,233	$140,625	$1,199	$15,194	$13,245
Special mention	14,201	28,932	—	4,664	2,715
Substandard	29,530	107,738	3,960	17,577	15,831
Doubtful	—	—	—	—	540
	$64,964	$277,295	$5,159	$37,435	$32,331

	December 31, 2010
	Multi-family	Commercial real estate	Construction	Land	Commercial loans and leases
ACI loans:
Pass	$42,749	$190,875	$586	$14,862	$27,573
Special mention	1,207	22,566	183	6,092	5,423
Substandard	29,059	85,623	7,498	27,250	16,719
Doubtful	—	4	—	47	16
	$73,015	$299,068	$8,267	$48,251	$49,731

The following table presents an aging of past due loans in the ACI portfolio as of June 30, 2011 and December 31, 2010 (in thousands):

	30 - 59 days past due	60 - 89 days past due	More than 90 days past due or in foreclosure	Total past due loans	30 - 59 days past due	60 - 89 days past due	More than 90 days past due or in foreclosure	Total past due loans
ACI loans:
1-4 single family residential	$75,988	$27,278	$473,124	$576,390	$91,470	$35,685	$646,623	$773,778
Home equity loans and lines of credit	2,451	452	16,058	18,961	3,060	1,859	16,838	21,757
Multi-family	49	45	13,852	13,946	2,218	2,197	11,008	15,423
Commercial real estate	487	2,841	20,238	23,566	5,981	2,705	13,724	22,410
Construction	—	—	2,431	2,431	—	—	6,429	6,429
Land	2,434	—	7,833	10,267	366	—	16,378	16,744
Commercial loans and leases	219	831	7,912	8,962	181	—	6,625	6,806
Consumer	9	—	231	240	29	15	39	83
	$81,637	$31,447	$541,679	$654,763	$103,305	$42,461	$717,664	$863,430

1-4 single family residential and home equity ACI loans that are contractually delinquent by more than 90 days and accounted for in pools that are on accrual status because discount continues to be accreted totaled $0.5 billion and $0.7 billion at June 30, 2011 and December 31, 2010, respectively. The carrying amount of commercial and commercial real estate ACI loans that are contractually delinquent in excess of ninety days but still classified as accruing loans due to discount accretion totaled $52.5 million and $54.2 million at June 30, 2011 and December 31, 2010, respectively.

Note 4 Loans and Allowance for Loan Losses

        At December 31, 2010 and 2009, loans consisted of the following (dollars in thousands):

	December 31, 2010
	Covered Loans
	Acquired Credit Impaired	Non-ACI	Non-Covered Loans	Total	Percent of Total
Real Estate Loans:
1-4 single family residential	$2,421,016	$151,945	$113,439	$2,686,400	67.5%
Home equity loans and lines of credit	98,599	206,797	2,255	307,651	7.7%
Multi-family	73,015	5,548	34,271	112,834	2.8%
Commercial real estate	299,068	33,938	118,857	451,863	11.4%
Construction	8,267	—	8,582	16,849	0.4%
Land	48,251	170	1,873	50,294	1.3%

Total	2,948,216	398,398	279,277	3,625,891	91.1%

Other Loans:
Commercial and industrial	49,731	30,139	213,626	293,496	7.4%
Lease financing	—	—	52,960	52,960	1.3%
Consumer	4,403	—	3,056	7,459	0.2%

Total	54,134	30,139	269,642	353,915	8.9%

Total loans	3,002,350	428,537	548,919	3,979,806	100.0%

Unearned discount and deferred fees and costs, net	—	(34,840)	(10,749)	(45,589)

Loans net of discount and deferred fees and costs	3,002,350	393,697	538,170	3,934,217
Allowance for loan losses	(39,925)	(12,284)	(6,151)	(58,360)

Loans, net	$2,962,425	$381,413	$532,019	$3,875,857

	December 31, 2009
	Covered Loans
	Acquired Credit Impaired	Non-ACI	Non-Covered Loans	Total	Percent of Total
Real Estate Loans:
1-4 single family residential	$3,306,306	$184,669	$43,110	$3,534,085	76.0%
Home equity loans and lines of credit	113,578	215,591	1,615	330,784	7.1%
Multi-family	71,321	4,971	700	76,992	1.7%
Commercial real estate	363,965	39,733	24,460	428,158	9.2%
Construction	44,812	377	—	45,189	1.0%
Land	43,903	173	—	44,076	0.9%

Total	3,943,885	445,514	69,885	4,459,284	95.9%

Other Loans:
Commercial and industrial	81,765	48,635	51,565	181,965	3.9%
Consumer	7,065	—	3,151	10,216	0.2%

Total	88,830	48,635	54,716	192,181	4.1%

Total loans	4,032,715	494,149	124,601	4,651,465	100.0%

Unearned discount and deferred fees and costs, net	—	(39,986)	40	(39,946)

Loans net of discount and deferred fees and costs	4,032,715	454,163	124,641	4,611,519
Allowance for loan losses	(20,021)	(1,266)	(1,334)	(22,621)

Loans, net	$4,012,694	$452,897	$123,307	$4,588,898

        As of December 31, 2010 and 2009, the unpaid principal balance of ACI loans was $7.2 billion and $9.3 billion, respectively.

        The accretable yield on ACI loans represents the amount by which undiscounted expected future cash flows exceeds carrying value. Changes in the accretable yield on ACI loans for the year ended December 31, 2010 and the period from May 22, 2009 through December 31, 2009 were as follows (in thousands):

	December 31, 2010	December 31, 2009
Balance, beginning of period	$1,734,233	$2,004,337
Reclassifications from non-accretable difference	487,718	—
Accretion	(387,977)	(270,104)

Balance, end of period	$1,833,974	$1,734,233

        The following tables present total 1-4 single family residential loans categorized between fixed rate mortgages and adjustable rate mortgages ("ARMs") as of December 31 2010 and 2009 (in thousands):

	December 31, 2010
	Covered Loans
	Acquired Credit Impaired	Non-ACI	Non-Covered Loans	Total	Percent of Total
1-4 single family residential loans:
Fixed rate loans	$592,352	$61,462	$72,067	$725,881	27.0%
ARM Loans	1,828,664	90,483	41,372	1,960,519	73.0%

Total(1)	$2,421,016	$151,945	$113,439	$2,686,400	100.0%

	December 31, 2009
	Covered Loans
	Acquired Credit Impaired	Non-ACI	Non-Covered Loans	Total	Percent of Total
1-4 single family residential loans:
Fixed rate loans	$569,529	$76,342	$42,577	$688,448	19.5%
ARM Loans	2,736,777	108,327	533	2,845,637	80.5%

Total(1)	$3,306,306	$184,669	$43,110	$3,534,085	100.0%

(1)
Before deferred fees and costs, unearned discounts, premiums and the allowance for loan losses.

        Included in ARM loans above are payment option ARMs representing 32.1% and 46.8% of total one-to-four single family residential loans outstanding as of December 31, 2010 and 2009, respectively. All of the option ARMs are covered loans.

        At December 31, 2010 and 2009, based on unpaid principal balance, the majority of the outstanding loans were to customers domiciled in the following states (dollars in thousands):

	December 31, 2010		December 31, 2009
	Amount	%	Amount	%
Florida	$5,342,748	65.4%	$6,253,990	63.8%
California	462,249	5.7%	667,672	6.8%
New Jersey	382,277	4.7%	459,755	4.7%
Illinois	378,906	4.6%	466,007	4.8%
Arizona	258,629	3.2%	400,096	4.1%
Others	1,348,403	16.4%	1,562,629	15.8%

	$8,173,212	100.0%	$9,810,149	100.0%

        No other state represented borrowers with more than 4% of loans outstanding at December 31, 2010 or December 31, 2009.

        During the year ended December 31, 2010, the Company sold ACI one-to-four single family residential loans to third parties on a non-recourse basis with a carrying value of $143.5 million for gross cash proceeds of $68.1 million. The Company incurred transaction costs of $1.0 million and recognized a loss on the sale of loans of $76.4 million. During the period ended December 31, 2009, the Company sold ACI loans on a non-recourse basis with a carrying value of $129.8 million for gross cash proceeds of $84.6 million, incurred transaction costs of $1.9 million and recognized a loss on sale of $47.1 million. These losses were partly mitigated by increases in the FDIC indemnification asset of $57.5 million and $37.6 million for the year ended December 31, 2010 and the period ended December 31, 2009, respectively, included in the income statement line item "Net loss on indemnification asset resulting from net recoveries".

        During the year ended December 31, 2010 and the period ended December 31, 2009, the Company purchased one-to-four single family residential loans with unpaid principal balances totaling $75.0 million and $37.1 million, respectively.

        As of December 31, 2010 and December 31, 2009, the Company had pledged real estate loans with unpaid principal balances of approximately $5.2 billion and $6.1 billion and carrying amounts of approximately $2.9 billion and $2.8 billion, respectively as security for Federal Home Loan Bank advances.

        The following table presents information about the allowance for loan losses and related loans as of and for the year ended December 31, 2010 (in thousands):

	1-4 single family residential	Home equity loans and lines of credit	Multi- family	Commercial real estate	Construction	Land	Commercial	Lease financing	Consumer	Total
Allowance for loan losses:
Beginning balance	$20,205	$15	$71	$768	$5	$2	$1,509	$—	$46	$22,621
Provision for loan losses:
ACI loans	(20,021)	18,488	7,115	9,069	5,974	7,315	5,988	—	—	33,928
Non-ACI loans	642	10,343	739	(47)	(4)	24	641	—	215	12,553
Non-covered loans	103	(1)	761	886	118	102	2,880	68	9	4,926

Total Provision	(19,276)	28,830	8,615	9,908	6,088	7,441	9,509	68	224	51,407
Charge-offs:
ACI loans	—	—	(1,414)	(3,274)	(4,957)	(3,441)	(938)	—	—	(14,024)
Non-ACI loans	—	(1,125)	(166)	—	—	—	(29)	—	(215)	(1,535)
Non-covered loans	—	—	—	—	—	—	(109)	—		(109)

Total charge-offs	—	(1,125)	(1,580)	(3,274)	(4,957)	(3,441)	(1,076)	—	(215)	(15,668)
Recoveries
Ending Balance	$929	$27,720	$7,106	$7,402	$1,136	$4,002	$9,942	$68	$55	$58,360

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$929	$9,232	$1,405	$1,607	$119	$128	$4,892	$68	$55	$18,435

Ending balance: ACI	$—	$18,488	$5,701	$5,795	$1,017	$3,874	$5,050	$—	$—	$39,925

Ending balance: Non-ACI	$761	$9,229	$633	$418	$1	$26	$1,216	$—	$—	$12,284

Ending balance: Non-covered	$168	$3	$772	$1,189	$118	$102	$3,676	$68	$55	$6,151

Loans:
Ending balance	$2,686,400	$307,651	$112,834	$451,863	$16,849	$50,294	$293,496	$52,960	$7,459	$3,979,806

Ending balance: individually evaluated for impairment(1)	$—	$—	$—	$—	$—	$—	$2,989	$—	$—	$2,989

Ending balance: collectively evaluated for impairment(1)	$265,384	$209,052	$39,819	$152,795	$8,582	$2,043	$240,776	$52,960	$3,056	$974,467

Ending balance: ACI loans	$2,421,016	$98,599	$73,015	$299,068	$8,267	$48,251	$49,731	$—	$4,403	$3,002,350

(1)         Ending balance of loans is before unearned discount and deferred fees and costs

        The following table summarizes the activity in the allowance for loan losses for the period ended December 31, 2009 (in thousands):

December 31, 2009
Balance, beginning of period	$—
Provision for loan losses:
ACI loans	20,021
Non-ACI loans	1,266
Non-covered loans	1,334

Total	22,621
Charge-offs	—
Recoveries	—

Balance, end of period	$22,621

        Increases in the FDIC indemnification asset of $29.3 million and $14.4 million were reflected in non-interest income for the year ended December 31, 2010 and the period ended December 31, 2009 respectively, related to the provision for loan losses on covered loans, including both ACI and non-ACI loans.

        The following tables present information about the Company's investment in impaired loans at and for the year ended December 31, 2010. The table below sets forth the carrying amount of those ACI loans or pools for which the Company has determined it is probable that it will be unable to collect all the cash flows expected at acquisition plus additional cash flows expected to be collected to be collected arising from changes in estimates after acquisition, if any, as well as ACI loans not accounted for in pools that have been modified in a troubled debt restructuring, and the related allowance amounts (in thousands):

	Acquired Credit Impaired
	Recorded investment	Unpaid Principal Balance	Related Allowance	Average recorded investment
With no specific allowance recorded:
Construction	$35	$230	$—	$18
Land	346	400	—	173
Commercial and industrial	846	1,582	—	423
With a specific allowance recorded:
1-4 single family residential	—	—	—	139,871
Home equity loans and lines of credit	80,091	165,563	18,488	47,888
Commercial real estate	57,116	77,798	5,795	55,459
Multi-family	51,932	77,536	5,701	24,997
Construction	4,204	3,833	1,017	1,496
Land	35,554	46,536	3,874	14,861
Commercial and industrial	32,006	33,460	5,050	14,007
Total:
Residential	$80,091	$165,563	$18,488	$187,759
Commercial	182,039	241,375	21,437	111,434

	$262,130	$406,938	$39,925	$299,193

        The tables below include non-covered and non-ACI commercial and commercial real estate relationships with internal risk ratings of substandard or doubtful or on non-accrual status and with committed balances greater than or equal to $1,000,000 that have been individually evaluated for impairment and determined to be impaired. Also included in total impaired loans are loans that have been placed on non-accrual status, generally because they are 90 days or more delinquent, for which impairment is measured collectively. These include homogenous groups of 1 - 4 single family residential, home equity and smaller balance commercial and commercial real estate loans (in thousands):

	Non-ACI
	Recorded investment	Unpaid Principal Balance	Related Allowance	Average recorded investment	Non-ACI loans on non-accrual status
With no specific allowance recorded:
1-4 single family residential	$9,585	11,812	$—	$13,450	$9,585
Home equity loans and lines of credit	10,817	11,056	—	7,150	10,817
Commercial real estate	75	75	—	561	75
Multi-family	200	200	—	614	200
Commercial and industrial	1,886	2,061	—	1,022	1,886
With a specific allowance recorded:	—	—	—	—	—
Total:
Residential	$20,402	$22,868	$—	$20,600	$20,402
Commercial	2,161	2,336	—	2,197	2,161

	$22,563	$25,204	$—	$22,797	$22,563

	Non-covered
	Recorded investment	Unpaid Principal Balance	Related Allowance	Average recorded investment	Non-covered loans on non- accrual status
With no specific allowance recorded:
Commercial and industrial	$3,211	$3,220	$—	$830	$3,220
With a specific allowance recorded:	—	—	—	—	—

	$3,211	$3,220	$—	$830	$3,220

        Included in the tables above are three ACI commercial and commercial real estate credit relationships that were the subject of troubled debt restructurings during the year ended December 31, 2010. These loans had an aggregate carrying amount of $2.4 million at December 31, 2010.

        The following table presents information about the Company's investment in impaired loans as of and for the period ended December 31, 2009 (in thousands):

	December 31, 2009
	Impaired loans in accrual status(1)	Loans in non-accrual status	Specific allowance allocated to impaired loans	Average recorded investment in impaired loans
Covered loans
1 - 4 single family residential	$567,253	$14,495	$20,021	$13,295
Home equity loans and lines of credit	—	2,726	—	1,418
Commercial	—	150	30	37

Total	$567,253	$17,371	$20,051	$14,750

(1)
Impaired loans in accrual status are ACI loans that are being accounted for as pools for which impairment is evaluated on a pool basis

        ACI loans or loan pools are considered to be impaired when there has been further deterioration in the cash flows expected at acquisition, plus any additional cash flows expected to be collected arising from changes in estimates after acquisition. Discount continues to be accreted on ACI loans or pools as long as there are expected future cash flows in excess of the current carrying amount; therefore, these loans are not classified as non-accrual even though they may be contractually delinquent. ACI 1-4 single family residential and home equity loans accounted for in pools are evaluated for impairment on a pool basis and the amount of any impairment is measured based on the expected aggregate cash flows of the pools. ACI commercial and commercial real estate loans are evaluated individually for impairment.

        1-4 single family residential and home equity ACI loans that are contractually delinquent by more than 90 days and accounted for in pools that are on accrual status because discount continues to be accreted totaled $0.7 billion and $1.2 billion at December 31, 2010 and 2009, respectively. The carrying amount of commercial and commercial real estate ACI loans that are contractually delinquent in excess of ninety days but still classified as accruing loans due to discount accretion totaled $54.2 million and $0 at December 31, 2010 and 2009, respectively. There were no non-ACI or non-covered loans contractually delinquent by more than 90 days and still accruing at December 31, 2010 or 2009.

        Interest income foregone on non-accrual loans, including interest income reversed when loans were placed on non-accrual status, totaled $774.7 thousand and $636 thousand for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

        The following tables summarize the Company's loan portfolio by key indicators of credit quality as of December 31, 2010. Amounts are net of unearned discounts (in thousands):

Residential credit exposure, based on delinquency status:

	1-4 single family residential	Home equity loans and lines of credit
Non-covered loans:
Current	$113,439	$2,255
Past due less than 90 days	—	—
Past due 90 days or more	—	—
Non-ACI loans:
Current	108,224	188,059
Past due less than 90 days	4,894	4,756
Past due 90 days or more	10,174	9,496
ACI loans:
Current	1,647,238	76,842
Past due less than 90 days	127,155	4,919
Past due 90 days or more	646,623	16,838

	$2,657,747	$303,165

Consumer credit exposure, based on delinquency status:

Current	$7,373
Past due less than 90 days	47
Past due 90 days or more	39

$7,459

Commercial credit exposure, based on internal risk rating:

	Commercial real estate	Multi-family	Construction	Land	Commercial and industrial	Lease Financing
Non-covered loans:
Pass	$118,449	$32,730	$8,582	$1,537	$201,534	$42,944
Special mention	408	—	—	336	8,140	148
Substandard	—	1,541	—	—	3,952	384
Doubtful	—	—	—	—	—	6
Non-ACI loans:
Pass	33,306	789	—	—	12,590	—
Special mention	—	559	—	—	12,139	—
Substandard	563	4,166	—	170	3,812	—
Doubtful	—	—	—	—	—	—
ACI loans:
Pass	190,875	42,749	586	14,862	27,573	—
Special mention	22,566	1,207	183	6,092	5,423	—
Substandard	85,623	29,059	7,498	27,250	16,719	—
Doubtful	4	—	—	47	16	—

	$451,794	$112,800	$16,849	$50,294	$291,898	$43,482

        Management considers delinquency status to be the most meaningful indicator of the credit quality of one-to-four single family residential, home equity and consumer loans. Delinquency statistics are updated at least monthly. Internal risk ratings are considered the most meaningful indicator of credit quality for commercial and commercial real estate loans. Internal risk ratings are updated on a continuous basis. Relationships with balances in excess of $250 thousand are re-evaluated at least annually and more frequently if circumstances indicate that a change in risk rating may be warranted. Loans exhibiting potential credit weaknesses that deserve management's close attention and, that if left uncorrected, may result in deterioration of the repayment capacity of the borrower are categorized as special mention. Loans with well defined credit weaknesses including payment defaults, declining collateral values, frequent overdrafts, operating losses, increasing balance sheet leverage, inadequate cash flow, project cost overruns, unreasonable construction delays, past due real estate taxes or exhausted interest reserves are assigned an internal risk rating of substandard. A loan with a weakness so severe that collection in full is highly questionable or improbable will be assigned an internal risk rating of doubtful.

        The following table presents an aging of the Company's past due loans as of December 31, 2010 (in thousands):

	30 - 59 days past due	60 - 89 days past due	More than 90 days past due or in foreclosure	Total past due loans
Non-covered loans:
Commercial and industrial	$136	$—	$95	$231
Lease financing	469	—	—	469
Consumer	—	3	—	3

	605	3	95	703

Non-ACI loans:
1-4 single family residential	4,587	307	10,174	15,068
Home equity loans and lines of credit	2,677	2,079	9,496	14,252
Commercial real estate	—	—	75	75
Multi-family	—	—	200	200
Commercial and industrial	538	1,004	578	2,120

	7,802	3,390	20,523	31,715

ACI loans:
1-4 single family residential	91,470	35,685	646,623	773,778
Home equity loans and lines of credit	3,060	1,859	16,838	21,757
Commercial real estate	5,981	2,705	13,724	22,410
Multi-family	2,218	2,197	11,008	15,423
Construction	—	—	6,429	6,429
Land	366	—	16,378	16,744
Commercial and industrial	181	—	6,625	6,806
Consumer	29	15	39	83

	103,305	42,461	717,664	863,430

	$111,712	$45,854	$738,282	$895,848

Note 4 Loans Receivable

        At May 21, 2009 loans receivable consisted of the following (amounts in thousands):

	May 21, 2009
	Total	Percent of Total
Real Estate Loans:
1 - 4 single family residential	$8,993,077	91.9%
Home equity loans and lines of credit	505,642	5.2%
Multi-family	129,481	1.3%
Commercial real estate	594,877	6.1%
Construction	187,333	1.9%
Land	219,736	2.2%

Total real estate loans	10,630,146	108.6%

Other Loans:
Commercial	181,484	1.9%
Consumer	12,179	0.1%

Total commercial and consumer loans	193,663	2.0%

Total loans held in portfolio	10,823,809	110.6%

Unearned discounts, premiums and deferred costs, net	190,406	1.9%
Allowance for loan losses	(1,227,173)	(12.5)%

Total loans held in portfolio, net	$9,787,042	100.0%

        The following table provides a detail of loans to customers for states with balances of 4.4% of the portfolio and higher (dollars in millions):

	May 21, 2009
	Amount	Percent of Total
Florida	$6,928	63.7%
California	723	6.6%
Arizona	515	4.7%
Illinois	505	4.6%
New Jersey	480	4.4%

        As part of the Bank's liquidity management strategy, the Bank pledges loans to secure FHLB borrowings. Pledged loans must meet specific requirements of eligibility and the unpaid principal balance is discounted based on criteria established by the FHLB. As of May 21, 2009, the Bank had pledged real estate loans with an unpaid principal balance of approximately $7.6 billion ($4.6 billion in lendable collateral value) for advances from the FHLB.

        The following table presents total 1-4 single family residential loans categorized between fixed rate mortgages and adjustable rate mortgages ("ARMs") as of May 21, 2009 (dollars in thousands):

	May 21, 2009
	Amount	Percent of Total
1 - 4 single family residential loans:
Fixed rate loans	$1,774,598	19.7%
Adjustable rate loans (ARM):
Monthly payment option(1)	3,876,584	43.1%
Select-My-Payment(1)	808,506	9.0%
Non option ARM	2,533,389	28.2%

Total(2)	$8,993,077	100.0%

(1)
As of May 21, 2009, payment option loans with a balance of $3.8 billion, representing 78.9% of the payment option portfolio, were negatively amortizing and approximately $265.3 million, or 5.6%, of the total payment option portfolio resulted from negative amortization. These loans are subject to interest rate caps.

(2)
Excluding deferred costs, unearned discounts and premiums and allowance for loan losses.

        The following table summarizes changes in the allowance for loan losses for the period from October 1, 2007 through May 21, 2009 (in thousands):

Balance as of September 30, 2007	$58,623
Provision	856,374
Charge-offs	(230,309)
Recoveries	31,229

Balance as of September 30, 2008	715,917
Provision	919,139
Charge-offs	(449,010)
Recoveries	41,127

Balance as of May 21, 2009	$1,227,173

        The total allowance reflects management's estimate of credit losses inherent in the loan portfolio at the balance sheet date. The computation of the allowance for loan losses includes elements of judgment and high level of subjectivity. The Bank considers the allowance for loan losses to be adequate to cover credit losses inherent in the loan portfolio at May 21, 2009.

        Certain loans have been classified as impaired based on the Bank's inability to collect all amounts due under the contractual terms of the loan. The following table shows the Bank's investment in impaired and non-accrual loans as of and for the period ended May 21, 2009 (in thousands):

May 21, 2009
Impaired loans on non-accrual:
Real Estate Loans:
1 - 4 single family residential:
Payment option	$1,674,325
Non-payment option	453,743

Total one-to-four family(1)	2,128,068
Home equity loans and lines of credit	27,263
Multi-family	21,544
Commercial real estate	2,888
Construction	78,403
Land	94,493

Total real estate loans	2,352,659

Other Loans:
Commercial	763
Consumer	23

Total commercial and consumer loans	786

Total non-accrual loans	2,353,445

Impaired Loans and still accruing:
Real Estate Loans:
1 - 4 single family residential(2)	804,218
Commercial real estate	162,937
Construction	1,379
Land	22,780

Total real estate loans	991,314

Other Loans:
Commercial	13,271
Consumer	554

Total commercial and consumer loans	13,825

Other loans past due 90 days and still accruing	—

Total non-accrual and impaired loans	$3,358,584

(1)
Included in non-accrual loans at May 21, 2009 were $154.9 million, of troubled debt restructured loans.

(2)
The amount of impaired 1-4 single family residential loans at May 21, 2009 represents troubled debt restructured loans.

        Had loans in non-accrual status been in accrual, the Bank would have recognized additional interest income of approximately $88.9 million and $85.9 million for the period ended May 21, 2009 and September 30, 2008, respectively.

        Interest income recognized on non-accrual loans amounted to $6.0 million and $32.0 million for the period ended May 21, 2009, September 30, 2008, respectively.

        The following table presents information related to the Bank's impaired loans and allocated reserves as of May 21, 2009 (in thousands):

	May 21, 2009
	Outstanding Principal	Specific Reserves
Impaired loans with specific reserves:
1 - 4 single family residential	$1,464,788	$381,014
Home equity loans and lines of credit	12,944	12,944
Commercial real estate	188,373	133,683
Commercial	1,755	1,272

Total	1,667,860	528,913

Impaired loans without specific reserves:
1 - 4 single family residential	1,467,498	—
Home equity loans and lines of credit	14,319	—
Commercial real estate	196,051	—
Commercial	12,279
Consumer	577	—
Loans past due 90 days and still accruing	—

Total	1,690,724	—

Total impaired loans	$3,358,584	$528,913

        Specific reserves related to troubled debt restructured loans amounted to $56.5 million at May 21, 2009.

Loans Held For Sale

        Loans held for sale are accounted for under the lower of cost or fair value method. Lower of cost or fair value adjustments are recorded in earnings under non-interest income. During the period from October 1, 2008 through May 21, 2009, the Bank transferred $7.5 million of loans from loans held in portfolio to loans held for sale and recorded a loss of $6 thousand, which is included in other non-interest income. During the year ended September 30, 2008 the Bank transferred $20.0 million of loans from loans held for sale to loans held in portfolio and recorded a loss of $2.3 million which is included in other non-interest income.